Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
REX Bitcoin Corporate Treasury Convertible Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						REX Bitcoin Corporate Treasury Convertible Bond ETF
Accumulated Value	$ 10,000	$ 10,268	$ 11,825	$ 11,591	$ 9,393
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,069	$ 10,190	$ 10,397	$ 10,511